SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Significant expense categories (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING
Cost of revenue	$ 75,087,112
Research and development expense		$ 7,023,689	$ 23,875,917
General and administrative
SUMMARY OF SIGNIFICANT ACCOUNTING
Staff costs		5,527,744	22,256,765
Others		$ 1,495,945	$ 1,619,152